RELATED PARTY TRANSACTIONS - Related Party Lender (Details)		1 Months Ended	12 Months Ended
	Oct. 10, 2024 USD ($) $ / shares	Sep. 30, 2024	Dec. 31, 2024 USD ($) item $ / shares	Dec. 31, 2023 USD ($)
RELATED PARTY TRANSACTIONS
Maximum percentage of ownership by an individual lender		19.99%
Conversion Price | $ / shares			$ 1
Carrying amount of accrued interest			$ 985,025	$ 879,876
Chief executive officer
RELATED PARTY TRANSACTIONS
Number of unsecured promissory notes | item			2
Maximum percentage of ownership by an individual lender			5.00%
Chief executive officer | Convertible note payable, one
RELATED PARTY TRANSACTIONS
Principal amount	$ 800,000
Interest rate	20.00%
Convertible period after issuance	90 days
Conversion Price | $ / shares	$ 1.1
Carrying amount of note			$ 800,000
Carrying amount of accrued interest			35,945
Fair value of debt			837,000
Chief executive officer | Convertible note payable, two
RELATED PARTY TRANSACTIONS
Principal amount	$ 400,000
Interest rate	20.00%
Convertible period after issuance	90 days
Conversion Price | $ / shares	$ 1.1
Carrying amount of note			400,000
Carrying amount of accrued interest			6,137
Fair value of debt			$ 418,000